Long-Term Payables (Details) - Schedule of Long-Term Payables - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Long-Term Payables [Abstract]
Payables for purchasing mining equipment	$ 102,435	$ 102,435